Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from Operating activities
Net income for the year	$ 7,414	$ 169	$ (4,349)
Adjustments for:
Pension and medical benefits (actuarial expense)	2,140	2,726	2,304
Results in equity-accounted investments	(523)	(673)	218
Depreciation, depletion and amortization	12,028	13,307	13,965
Impairment of assets (reversal)	2,005	1,191	6,193
Allowance (reversals) for credit loss on trade and others receivables	102	708	1,131
Exploratory expenditures write-offs	87	279	1,281
(Gains)/losses on disposals/write-offs of assets	(419)	(1,498)	(293)
Foreign exchange, indexation and finance charges	7,306	9,602	7,962
Deferred income taxes, net	764	467	(913)
Revision and unwinding of discount on the provision for decommissioning costs	31	425	(836)
Reclassification of cumulative translation adjustment and other comprehensive income		59	1,457
Inventory write-down to net realizable value	420	66	343
Gain on remeasurement of investment retained with loss of control		(217)
Provision for the class action agreement		3,449
Decrease (Increase) in assets
Trade and other receivables, net	(1,191)	(978)	(39)
Inventories	(1,994)	(336)	(518)
Judicial deposits	(2,044)	(1,671)	(986)
Escrow account - Class action agreement	(2,019)
Other assets	453	(223)	(319)
Increase (Decrease) in liabilities
Trade payables	804	(62)	(1,060)
Other taxes payable	2,261	2,952	1,047
Pension and medical benefits	(1,056)	(919)	(766)
Provisions for legal proceedings	1,419	316	691
Short-term benefits	569	(896)	668
Other liabilities	369	(332)	(695)
Income taxes paid	(2,573)	(799)	(372)
Net cash provided by operating activities	26,353	27,112	26,114
Cash flows from Investing activities
Capital expenditures	(12,021)	(13,639)	(14,085)
Investments in investees	(44)	(75)	(125)
Proceeds from disposal of assets - Divestment	5,791	3,091	2,205
Divestment (Investment) in marketable securities	704	(861)	229
Dividends received	808	452	473
Net cash used in investing activities	(4,762)	(11,032)	(11,303)
Cash flows from Financing activities
Investments by non-controlling interest	115	19	29
Proceeds from financing	10,950	27,075	18,897
Repayment of principal	(34,063)	(36,095)	(30,660)
Repayment of interest	(5,791)	(6,981)	(7,308)
Dividends paid to Shareholders of Petrobras	(625)
Dividends paid to non-controlling interests	(179)	(167)	(72)
Proceeds from sale of interest without loss of control		1,511
Net cash used in financing activities	(29,593)	(14,638)	(19,114)
Effect of exchange rate changes on cash and cash equivalents	(618)	(128)	450
Net increase (decrease) in cash and cash equivalents	(8,620)	1,314	(3,853)
Cash and cash equivalents at the beginning of the year	22,519	21,205	25,058
Cash and cash equivalents at the end of the year	$ 13,899	$ 22,519	$ 21,205